RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 03, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Customer advances		$ 769,000	$ 226,000
TDI
Related Party Transaction [Line Items]
Additional ordinary shares acquired from former shareholders	2,300,000
Byzoro
Related Party Transaction [Line Items]
Customer advances		300,000	0	$ 0
Byzoro | Processing Services
Related Party Transaction [Line Items]
Revenue		7,000	0	0
Byzoro | Purchase Agent Services
Related Party Transaction [Line Items]
Revenue		$ 32,000	$ 0	$ 0